Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure	Related Party TransactionsThe Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company is reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the three and six months ended June 30, 2021, the Company earned $20.9 million and $40.7 million (three and six months ended June 30, 2020 – $19.9 million and $37.4 million) of fees pursuant to these management agreements and reimbursement of costs.In September 2018, Teekay LNG entered into an agreement with its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit, which charter had an original term of two years and was further extended by 21 months to June 2022. Time-charter hire expenses for the three and six months ended June 30, 2021 were $5.9 million and $11.7 million (three and six months ended June 30, 2020 – $5.4 million and $11.3 million).On May 11, 2020, Teekay and Teekay LNG agreed to eliminate all of Teekay LNG's incentive distribution rights, which were held by Teekay GP LLC, in exchange for the issuance to a subsidiary of Teekay Corporation of 10.75 million newly-issued common units of Teekay LNG. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. As a result of the share issuance of Teekay LNG, the Company recorded a decrease to accumulated deficit of $116.6 million and an increase to accumulated other comprehensive loss of $9.0 million with a corresponding decrease in non-controlling interests of $107.6 million. The $116.6 million represents Teekay’s dilution gain from the issuance of new common units by Teekay LNG and is credited directly to equity, and the $9.0 million represents the change in Teekay's interest in Teekay LNG's accumulated other comprehensive loss.